INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The table below shows the components of income tax year ended December 31, 2021, 2020 and 2019:

(in thousands of $)	2021	2020	2019
Current income tax expense	(71)	(89)	(118)
Adjustments in respect of current income tax of previous years	(28)	5	(64)
Income tax expense reported in the income statement	(99)	(84)	(182)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the year ended December 31, 2021, 2020 and 2019 is as follows:

(in thousands of $)	2021	2020	2019
Income before tax	162,304	8,189	17,149
Income tax at 0% (2020: 0% (2019: 0%))	—	—	—
Effect of higher foreign tax rates	(99)	(84)	(182)
Income tax expense at effective rate of 0.1% (2020: 1.0% (2019: 1.1%))	(99)	(84)	(182)